Employee Future Benefits - Summary of Major Categories of Plan Assets and Actual Per Cent Allocation to Each Category (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
U.S. plans [Member]
Disclosure of fair value of plan assets [Line Items]
Percentage of plan assets	7.00%	7.00%
Equity securities	$ 1.1	$ 1.3
Canadian plans [Member]
Disclosure of fair value of plan assets [Line Items]
Percentage of plan assets	0.10%	0.10%
Equity securities	$ 0.0	$ 0.0